Series B,C And D Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

December 31, 2021
Series B, C and D Notes	$604,303
Less – Current maturities	(72,269)
Premium (discount) on Series B, C and D Notes, net	(3,710)
$528,324

Schedule of Maturities of Notes
The maturities of these loans for periods after December 31, 2021, are as follows:

2022 - current maturities	$6,412
2023	4,556
2024	46,703
2025 and thereafter	305,365
$363,036
Future principle payments for Series B, C and D Notes, including the effect of cross-currency interest rate swap transactions, are as follows:

Future principal payments for Series B, C and D Notes:
2022 Current maturities	$69,917
2023	69,917
2024	69,917
2025	69,917
2026 and thereafter	305,807